Events after Reporting Period (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Public Bonds Issued After Reporting Period
The Group has issued the following bonds since the end of the reporting period.

Type	Issued date	Face value ( I n millions of Korean won)		Interest rate	Redemption date
The 196-1st Public bond	Jan. 27, 2022	￦	270,000	2.60%	Jan. 27, 2025
The 196-2nd Public bond	Jan. 27, 2022		100,000	2.64%	Jan. 27, 2027
The 196-3rd Public bond	Jan. 27, 2022		30,000	2.74%	Jan. 27, 2032